NON-FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	$ 145	$ 44
Increase		125
Decrease	(39)	(18)
Impairment	2	(6)
Intangible assets, ending	108	145
Intangible assets amortization, beginning	(7)	(6)
Depreciation for the year	(5)	(1)
Impairment
Intangible assets amortization, ending	(12)	(7)
Intangible assets	96	138
Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	2
Increase
Decrease
Impairment
Intangible assets, ending	2	2
Intangible assets amortization, beginning	(2)
Depreciation for the year
Impairment
Intangible assets amortization, ending	(2)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	35
Increase
Decrease
Impairment
Intangible assets, ending	35	35
Intangible assets	35	35
Intangibles Identified In Acquisitions Of Companies [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	101
Increase
Decrease	(30)
Impairment
Intangible assets, ending	71	101
Intangible assets amortization, beginning	(5)
Depreciation for the year	(5)
Impairment
Intangible assets amortization, ending	(10)
Intangible assets	61	96
Digital Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	7
Increase
Decrease	(9)
Impairment	2
Intangible assets, ending		7
Intangible assets		$ 7